ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
ORDINARY SHARES
ORDINARY SHARES

13. ORDINARY SHARES

Upon incorporation in 2013, the Company’s authorized ordinary shares were 500,000,000 shares with a par value of US$0.0001 per share. The number of ordinary shares issued and outstanding was 5,614,840 as of December 31, 2019.

Immediately prior to the completion of IPO, the Company’s authorized share capital was US$500,000 divided into 5,000,000,000 shares comprising of (i) 4,600,000,000 Class A Ordinary Shares with a par value of US$0.0001 each, (ii) 200,000,000 Class B Ordinary Shares with a par value of US$0.0001 each, (iii) 200,000,000 shares with a par value of US$0.0001 each of such class or classes (however designated) as the board of directors may determine in accordance with the amended and restated memorandum of association.

Immediately prior to the completion of the IPO, all outstanding preferred shares, including (i)1,439,102 shares of Series A Convertible Preferred Shares with a par value of US$0.0001 each, (ii)1,891,291 Series A-1 Redeemable Convertible Preferred Shares with a par value of US$0.0001 each, (iii)1,862,069 Series B Redeemable Convertible Preferred Shares with a par value of US$0.0001 each, (iv)1,246,621 Series C Redeemable Convertible Preferred Shares with a par value of US$0.0001 each, (v)977,961 Series C-1 Redeemable Convertible Preferred Shares with a par value of US$0.0001 each, and (vi)2,143,786 Series D Redeemable Convertible Preferred Shares with a par value of US$0.0001 each, were converted into Class A ordinary shares on a one-for-one basis. All issued and outstanding ordinary shares were re-designated as Class A ordinary shares on a one-for-one basis, except that the 5,614,840 ordinary shares held by BlueCity Media Limited were re-designated as Class B ordinary shares.

In July 2020, the Company completed its IPO of 2,650,000 newly issued Class A ordinary shares, at a public offering price of US$32.0 per share. The net proceeds after deducting underwriting commissions, discounts and underwriter's lawyer fee were approximately US$78 million (RMB549 million).

As of December 31, 2020, there were 12,210,830 Class A Ordinary Shares and 5,614,840 Class B ordinary shares issued and outstanding.

13. ORDINARY SHARES (Continued)

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to five votes and is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.